Related Party Transactions - Other Related Parties (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jun. 07, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Payments to other related parties		$ 2,177,538	$ 2,177,538
Medalist Properties 8, LLC
Related Party Transaction [Line Items]
Payments to other related parties			43,623	$ 0
Payments received from other related parties			30,774	0
Amount owed to related party				32,194
Medalist Properties 8
Related Party Transaction [Line Items]
Related party notes payable, short term, repayments			125,538	0
Amount owed to related party				125,538
Shockoe Properties, Inc.
Related Party Transaction [Line Items]
Payments to other related parties			86,077	35,062
Medalist Fund I
Related Party Transaction [Line Items]
Related party notes payable, short term, repayments			264,600	0
Amount owed to related party				252,000
Medalist Fund I, one
Related Party Transaction [Line Items]
Payments received from other related parties			35,443	0
Amount owed from other related parties			0	35,443
Medalist Fund I, Two
Related Party Transaction [Line Items]
Payments received from other related parties	$ 37,468		37,468	0
Amount owed from other related parties			0	37,468
Medalist Fund II
Related Party Transaction [Line Items]
Related party notes payable, short term, repayments			157,500	0
Amount owed to related party				150,000
K&R Automotive
Related Party Transaction [Line Items]
Related party notes payable, short term, repayments			105,000	0
Amount owed to related party				100,000
Medalist Fund I-B
Related Party Transaction [Line Items]
Related party notes payable, short term, repayments			$ 52,500	0
Amount owed to related party				$ 50,000